A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust
As you are well aware, last year was extremely disappointing for many investors. While anxiously waiting for a turnaround to occur,investors have been forced to push their expectations out at least a quarter or two.
Beginning in January of this year, the Federal Reserve initiated a dramatic change in policy in an effort to prevent a dramatic slowdown in our economy. By the end of June 2001, the Fed had cut the Federal Funds rate by 275 basis points with additional rate cuts still a possibility. It is hoped that the Fed's stimulative monetary policy coupled with the arrival of tax rebate checks will provide a boost to U.S. economic growth by the end of the year.
The weakness that occurred in the stock market last year continued into the first half of 2001. Stocks have been impacted positively by lower interest rates but negatively by lower earnings expectations. As a result, the S&P 500, a commonly used stock benchmark, experienced a -6.7% return during the first six months of 2001. (Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation.) Despite the weakness in the stock market, market leadership broadened during the first half of the year , and value investing continued to outperform its growth counterparts.
Bonds have performed very well in this period of declining short-term interest rates. the Lehman Aggregate, a commonly used bond benchmark, appreciated 3.6% during the first half of 2001, outperforming cash and most major equity indices. (Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which are broad measures of the performance of the U.S. bond market, include reinvestment of income and capital gains.) bonds backed by corporate issuers fared particularly well, earning returns of well over 5% in the first half of the year.
The outlook for economic recovery depends, to a large degree, on the level of future consumer and capital spending. Investors will be focused on improvement in spending as well as signs of a turnaround in corporate profitability. It is also hoped that the recent Federal Reserve actions will have a positive impact on the equity market since Fed easing of this magnitude has historically resulted in positive overall stock returns. bond investors remain cautiously optimistic that the Fed easing cycle will reverse the current weakness in corporate financial quality without increasing expectations for higher inflation.
In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
August 15, 2001

AUL American Individual Unit Trust
statementS of net assets
June 30, 2001
(unaudited)
                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Assets:
  Investments at value      $  9,567,755 $  6,449,959  $ 4,549,266  $ 6,988,815  $ 2,859,785  $ 3,423,344



Net assets                  $  9,567,755 $  6,449,959  $ 4,549,266  $ 6,988,815  $ 2,859,785  $ 3,423,344



Units outstanding                821,728    5,056,454      605,501      697,022      353,003      617,797



Accumulation unit value     $      11.64 $       1.28  $      7.51  $     10.03  $      8.10  $      5.54






                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Assets:
  Investments at value      $ 28,847,417 $  2,439,691  $19,435,165  $38,133,828  $12,866,402  $21,010,558



Net assets                  $ 28,847,417 $  2,439,691  $19,435,165  $38,133,828  $12,866,402  $21,010,558



Units outstanding              2,104,279      337,466    2,254,303    2,813,319    1,235,793    1,824,900



Accumulation unit value     $      13.71 $       7.23  $      8.62  $     13.55  $     10.41  $     11.51



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of net assets (continued)
June 30, 2001
(unaudited)
                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             Appreciation International    Growth       Growth    Equity Income


Assets:
  Investments at value      $ $1,683,634 $  6,159,519  $40,871,748  $ 4,112,549  $22,542,923



Net assets                  $ $1,683,634 $  6,159,519  $40,871,748  $ 4,112,549  $22,542,923



Units outstanding                199,678      700,419    3,186,688      362,020    1,984,673



Accumulation unit value     $       8.43 $       8.79  $     12.82  $     11.36  $     11.36






                                       PBHG

                                          Technology &
                               Growth II  Communications


Assets:
  Investments at value      $  2,022,251 $  5,568,883



Net assets                  $  2,022,251 $  5,568,883



Units outstanding                304,161      699,815



Accumulation unit value     $       6.65 $       7.96



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of opERATIONS
for the six months ended June 30, 2001
                                                              (unaudited)
                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Investment income:
  Dividend income           $          - $    142,518  $         -  $         -  $        -   $   463,186
  Mortality & expense
   charges                        54,132       39,384       30,713       42,173       17,367       23,739

  Net investment
   income (loss)                 (54,132)    103,134      (30,713)     (42,173)     (17,367)      439,447


Gain (loss) on investments:
  Net realized gain (loss)      (169,076)       -          (44,626)     (68,807)     (6,465)     (285,795)
  Net change in unrealized
   appreciation (depreciation)   923,816        -          248,741      578,306      141,495     (437,932)

   Net gain (loss)               754,740            -      204,115      509,499      135,030     (723,727)


  Increase (decrease) in
  net assets from operations$    700,608 $    103,134  $   173,402  $   467,326  $   117,663  $  (284,280)



                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Investment income:
  Dividend income           $  2,189,255 $    356,137  $ 1,156,025  $   456,843  $   846,000  $   788,989
  Mortality & expense
  charges                        189,258       16,856      125,643      250,086       81,826      138,052

  Net investment
   income (loss)               1,999,997      339,281    1,030,382      206,757      764,174      650,937


Gain (loss) on investments:
  Net realized gain (loss)       332,504      (38,757)    (215,700)     614,368       12,622      101,556
  Net change in unrealized
   appreciation (depreciation)(5,761,605)     (646,938)    (1,686,651)  (3,924,231)  (979,083)   (3,306,172)

   Net gain (loss)            (5,429,101)     (685,695)    (1,902,351)  (3,309,863)  (966,461)   (3,204,616)


  Increase (decrease) in
  net assets from operations$ (3,429,104) $  (346,414) $  (871,969) $  (3,103,106)$ (202,287) $ (2,553,679)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of opERATIONS (continued)
for the six months ended June 30, 2001
(unaudited)
                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             Appreciation International    Growth       Growth    Equity Income


Investment income:
  Dividend income           $   $587,537 $    656,717  $ 5,152,908  $         -  $   335,561
  Mortality & expense
   charges                        10,915       43,909      267,719       26,012      137,430

  Net investment
   income (loss)                 576,622      612,808    4,885,189      (26,012)     198,131


Gain (loss) on investments:
  Net realized gain (loss)        13,391       49,405      310,303       26,868        8,914
  Net change in unrealized
   appreciation (depreciation)  (900,769)     (2,324,043)  (7,663,004)  (240,484)    228,844

  Net gain (loss)               (887,378)     (2,274,638)  (7,352,701)  (213,616)    237,758


  Increase (decrease) in
  net assets from operations$   (310,756) $  (1,661,830)$ (2,467,512)$ (239,628) $  435,889



                                       PBHG

                                         Technology &
                               Growth IICommunications


Investment income:
  Dividend income           $          - $          -
  Mortality & expense
   charges                        13,947       43,249

  Net investment
   income (loss)                 (13,947)      (43,249)


Gain (loss) on investments:
  Net realized gain (loss)      (172,186)       62,739
  Net change in unrealized
   appreciation (depreciation)  (634,626)    (3,564,176)

  Net gain (loss)               (806,812)    (3,501,437)


  Increase (decrease) in
  net assets from operations$   (820,759)    $  (3,544,686)


The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets


                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (54,132)  $  464,894   $  103,134   $  311,629   $  (30,713)  $296,185
  Net realized gain (loss)      (169,076)  (1,272,701)       -            -          (44,626)    (164,069)
  Net change in unrealized
   appreciation
     (depreciation)              923,816    1,716,668         -            -      248,741      338,645

Increase (decrease)
  in net assets from
  operations                     700,608      908,861      103,134      311,629      173,402      470,761


Contract owner transactions:
  Proceeds from units sold     1,788,627    1,037,022    4,283,667   15,266,186      623,612    1,513,139
  Cost of units redeemed        (870,026)  (3,714,725)  (3,935,688)  (23,115,961)  (2,298,174) (2,200,683)

      Increase (decrease)        918,601   (2,677,703)  347,979      (7,849,775)(1,674,562)   (687,544)


Net increase (decrease)        1,619,209   (1,768,842)     451,114   (7,538,146)  (1,501,160)    (216,783)
Net assets, beginning          7,948,546    9,717,388    5,998,845   13,536,991    6,050,426    6,267,209

Net assets, ending          $  9,567,755 $  7,948,546  $ 6,449,959  $ 5,998,845  $ 4,549,266  $ 6,050,426


Units sold                       159,147      105,208    3,384,734   12,524,393       83,006      215,521
Units redeemed                   (77,498)    415,986    (3,111,167)  (19,031,765)    (309,815)   (326,743)


Net increase (decrease)           81,649     (310,778)     273,567   (6,507,372)    (226,809)    (111,222)
Units outstanding, beginning     740,079     1,050,857    4,782,887    11,290,259   832,310     943,532

Units outstanding, ending        821,728      740,079    5,056,454    4,782,887      605,501      832,310



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                           AUL American Series Fund                       Fidelity

                                      Managed          Tactical Asset Allocation        High Income

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (42,173) $  351,585   $  (17,367)  $  220,635   $  439,447   $   324,810
  Net realized gain (loss)       (68,807)  (772,059)    (6,465)      (110,168)    (285,795)   (336,311)
  Net change in unrealized
   appreciation
     (depreciation)              578,306    1,166,639      141,495      163,003     (437,932)  (1,204,877)

Increase (decrease)
  in net assets from
  operations                     467,326      746,165      117,663      273,470     (284,280)  (1,216,378)


Contract owner transactions:
  Proceeds from units sold       532,816      415,945      285,590      339,664      361,028      823,272
  Cost of units redeemed        (555,205)   (3,331,023)  (160,649)    (1,674,144)  (476,751)   (1,788,390)

      Increase (decrease)        (22,389)  (2,915,078)   124,941      (1,334,480)(115,723)     (965,118)


Net increase (decrease)          444,937   (2,168,913)     242,604   (1,061,010)    (400,003)  (2,181,496)
Net assets, beginning          6,543,878    8,712,791    2,617,181    3,678,191    3,823,347    6,004,843

Net assets, ending          $  6,988,815 $  6,543,878  $ 2,859,785  $ 2,617,181  $ 3,423,344  $ 3,823,347


Units sold                        55,446       50,541       36,052       47,497       59,741      111,654
Units redeemed                   (57,654)     (414,309)    (20,124)     (236,041)    (78,352)    (240,538)


Net increase (decrease)           (2,208)    (363,768)    15,928       (188,544)    (18,611)    (128,884)
Units outstanding, beginning     699,230       1,062,998    337,075      525,619      636,408     765,292

Units outstanding, ending        697,022      699,230      353,003      337,075      617,797      636,408




The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                                                Fidelity

                                      Growth                   Overseas                Asset Manager

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  1,999,997 $  3,564,848  $   339,281  $   369,366  $ 1,030,382  $ 2,300,305
  Net realized gain (loss)       332,504    1,158,175      (38,757)     127,852     (215,700)     106,727
  Net change in unrealized
   appreciation
     (depreciation)           (5,761,605)  (9,465,466)  (646,938)    (1,274,757)  (1,686,651) (3,580,893)

Increase (decrease)
  in net assets from
  operations                  (3,429,104)  (4,742,443)  (346,414)    (777,539)    (871,969)   (1,173,861)


Contract owner transactions:
  Proceeds from units sold     1,268,425    8,553,167       99,300    1,456,622      380,413    2,648,745
  Cost of units redeemed      (2,668,658)  (5,706,484)  (357,658)    (1,096,200)  (1,311,820) (4,862,073)

      Increase (decrease)     (1,400,233) 2,846,683     (258,358)    360,422    (931,407)     (2,213,328)


Net increase (decrease)       (4,829,337) (1,895,760)  (604,772)    (417,117)    (1,803,376) (3,387,190)
Net assets, beginning         33,676,754   35,572,514    3,044,463    3,461,580   21,238,541   24,625,731

Net assets, ending          $ 28,847,417 $ 33,676,754  $ 2,439,691  $ 3,044,463  $19,435,165  $21,238,541


Units sold                        89,811      485,526       13,053      148,315       44,213      282,421
Units redeemed                  (191,457)    (328,231)    (46,147)     (114,363)    (150,144)   (519,568)


Net increase (decrease)         (101,646)  157,295      (33,094)     33,952       (105,931)   (237,147)
Units outstanding, beginning    2,205,925  2,048,630    370,560      336,608      2,360,234   2,597,381

Units outstanding, ending      2,104,279    2,205,925      337,466      370,560    2,254,303    2,360,234




The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                                                Fidelity

                                     Index 500               Equity-Income              Contrafund

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    206,757 $    114,035  $   764,174  $ 1,039,309  $   650,937  $ 3,228,812
  Net realized gain (loss)       614,368    2,067,561       12,622       45,985      101,556    1,012,681
  Net change in unrealized
   appreciation
     (depreciation)           (3,924,231)  (7,240,084)  (979,083)    (396,791)    (3,306,172) (6,352,618)

Increase (decrease)
  in net assets from
  operations                  (3,103,106) (5,058,488)  (202,287)    688,503      (2,553,679) (2,111,125)


Contract owner transactions:
  Proceeds from units sold     1,411,408    8,016,703      331,903    1,224,862      752,672    4,984,972
  Cost of units redeemed      (3,308,408)  (9,054,609)  (810,510)    (3,635,513)  (1,683,052) (5,888,688)

      Increase (decrease)     (1,897,000)(1,037,906)   (478,607)    (2,410,651)(930,380)     (903,716)


Net increase (decrease)       (5,000,106) (6,096,394)  (680,894)    (1,722,148)  (3,484,059) (3,014,841)
Net assets, beginning         43,133,934   49,230,328   13,547,296   15,269,444   24,494,617   27,509,458

Net assets, ending          $ 38,133,828 $ 43,133,934  $12,866,402  $13,547,296  $21,010,558  $24,494,617


Units sold                       101,699      507,130       31,933      126,847       64,045      357,959
Units redeemed                  (241,766)   (573,183)    (77,554)     (391,849)    (143,251)   (426,012)


Net increase (decrease)         (140,067)   (66,053)     (45,621)     (265,002)    (79,206)    (68,053)

Units outstanding, beginning    2,953,386     3,019,439    1,281,414    1,546,416    1,904,106   1,972,159

Units outstanding, ending      2,813,319    2,953,386    1,235,793    1,281,414    1,824,900    1,904,106



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                             American Century                               Alger

                              VP Capital Appreciation      VP International           American Growth

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    576,622 $     38,087  $   612,808  $    44,831  $ 4,885,189  $ 6,453,619
  Net realized gain (loss)        13,391       88,491       49,405      297,561      310,303    1,634,995
  Net change in unrealized
   appreciation
     (depreciation)             (900,769)      38,301       (2,324,043)  (2,348,499)  (7,663,004) (16,874,513)

Increase (decrease)
  in net assets from
  operations                    (310,756)      164,879      (1,661,830)  (2,006,107)  (2,467,512) (8,785,899)


Contract owner transactions:
  Proceeds from units sold       101,155       30,572      169,979    5,799,268    1,602,721   12,274,931
  Cost of units redeemed        (190,494)     (181,982)    (641,933)    (1,766,772)  (3,743,570) (8,456,746)

      Increase (decrease)        (89,339)    (151,410)     (471,954)    4,032,496  (2,140,849)   3,818,185


Net increase (decrease)         (400,095)    13,469       (2,133,784)  2,026,389    (4,608,361) (4,967,714)
Net assets, beginning          2,083,729    2,070,260    8,293,303    6,266,914   45,480,109   50,447,823

Net assets, ending          $  1,683,634 $  2,083,729  $ 6,159,519  $ 8,293,303  $40,871,748  $45,480,109


Units sold                        11,829        2,840       17,435      428,942      120,886      752,532
Units redeemed                   (22,731)     (17,551)     (65,397)     (145,112)    (285,963)   (530,176)


Net increase (decrease)          (10,902)    (14,711)     (47,962)     283,830      (165,077)   222,356
Units outstanding, beginning      210,580    225,291      748,381      464,551      3,351,765   3,129,409

Units outstanding, ending        199,678      210,580      700,419      748,381    3,186,688    3,351,765



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                      Calvert                T. Rowe Price                 PBHG

                               Social Mid Cap Growth         Equity Income               Growth II

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (26,012)  $  277,406   $  198,131   $  1,381,229 $  (13,947)  $  36,059
  Net realized gain (loss)        26,868       90,461        8,914     (236,978)    (172,186)   1,028,994
  Net change in unrealized
   appreciation
     (depreciation)             (240,484)     10,953       228,844      623,162      (634,626)   (2,111,908)

Increase (decrease)
  in net assets from
  operations                    (239,628)    378,820      435,889      1,767,413    (820,759)   (1,046,855)


Contract owner transactions:
  Proceeds from units sold       507,876      660,569    1,684,539    4,155,840      193,824    4,757,812
  Cost of units redeemed        (521,067)    (765,390)    (1,584,791)  (11,036,607)    (428,089)(2,705,116)

      Increase (decrease)        (13,191)   (104,821)     99,748       (6,880,767)(234,265)     2,052,696


Net increase (decrease)         (252,819)     273,999      535,637      (5,113,354)  (1,055,024) 1,005,841
Net assets, beginning          4,365,368    4,091,369   22,007,286   27,120,640    3,077,275    2,071,434

Net assets, ending          $  4,112,549 $  4,365,368  $22,542,923  $22,007,286  $ 2,022,251  $ 3,077,275


Units sold                        43,798       56,950      150,757      421,701       27,725      361,255
Units redeemed                   (45,681)     (68,776)     (142,462)    (1,164,548)  (59,024)    (211,622)


Net increase (decrease)           (1,883)    (11,826)     8,295        (742,847)    (31,299)    149,633
Units outstanding, beginning      363,903     375,729      1,976,378    2,719,225    335,460     185,827

Units outstanding, ending        362,020      363,903    1,984,673    1,976,378      304,161      335,460



The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statementS of changes in net assets (continued)


                                       PBHG

                            Technology & Communications

                              Six months     Year
                             ended 6/30/01   ended
                              (unaudited)  12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (43,249)  $  1,195,383
  Net realized gain (loss)        62,739    3,181,051
  Net change in unrealized
   appreciation
     (depreciation)           (3,564,176)  (13,778,712)

Increase (decrease)
  in net assets from
  operations                  (3,544,686) (9,402,278)


Contract owner transactions:
Proceeds from units sold         867,179   14,208,396
Cost of units redeemed        (2,029,661)  (7,545,924)

      Increase (decrease)     (1,162,482)   6,662,472


Net increase (decrease)       (4,707,168)  (2,739,806)
Net assets, beginning         10,276,051   13,015,857

Net assets, ending          $  5,568,883 $ 10,276,051


Units sold                        87,613      543,057
Units redeemed                  (195,395)    (320,210)


Net increase (decrease)         (107,782)     222,847
Units outstanding, beginning     807,597       584,750

Units outstanding, ending        699,815      807,597


The accompanying notes are an integral part of the financial statements.

   notes to financial statements
   1.    Summary of Significant Accounting Policies
   The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price) , and PBHG Insurance Series Fund, Inc. (PBHG).

   Security Valuation Transactions and Related Income
   The market value of the investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments as of June 30, 2001. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Mortality and Expense Risks Charges
   AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 2001 and the year ended December 31, 2000 were $1,552,410 and $3,731,148, respectively.

   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the six months ended June 30, 2001 and the year ended December 31, 2000 were $142,482 and $240,557, respectively.

   notes to financial statements (continued)
   2.    Account Charges (continued)
   AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

         Flexible Premium Contract           One Year Flexible Premium Contract

    Contract Year    Withdrawal Charge       Contract Year    Withdrawal Charge

                 1                10%                    1                 7%
                 2                 9%                    2                 6%
                 3                 8%                    3                 5%
                 4                 7%                    4                 4%
                 5                 6%                    5                 3%
                 6                 5%                    6                 2%
                 7                 4%                    7                 1%
                 8                 3%                    8                 0%
                 9                 2%
               10                  1%
               11                  0%
The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

notes to financial statements (continued)
3.   Accumulation Unit Value
The change in the Accumulation Unit Value per unit for the year ended June 30, 2001, is:

                                 6/30/01     12/31/00      Change

   AUL American Series Fund:
         Equity               $ 11.644003  $ 10.740677           8.4%
         Money Market            1.275671     1.254457           1.7%
         Bond                    7.510381     7.267450           3.3%
         Managed                10.026879     9.359134           7.1%
         Tactical Asset
           Allocation            8.100450     7.763537           4.3%
   Fidelity:
         High Income             5.540721     6.007185          -7.8%
         Growth                 13.707834    15.264886         -10.2%
         Overseas                7.229063     8.215402         -12.0%
         Asset Manager           8.621148     8.995485          -4.2%
         Index 500              13.554860    14.604631          -7.2%
         Equity Income          10.412305    10.572970          -1.5%
         Contrafund             11.513407    12.863355         -10.5%
   American Century:
         VP Capital
           Appreciation          8.434124     9.897883         -14.8%
         VP International        8.793425    11.080930         -20.6%
   Alger:
         American Growth        12.823291    13.566217          -5.5%
   Calvert:
         Social Mid Cap
           Growth               11.357796    11.993391          -5.3%
   T. Rowe Price:
         Equity Income          11.358504    11.135136           2.0%
   PBHG:
         Growth II               6.648000     9.172535         -27.5%
         Technology &
           Communications        7.955955    12.720860         -37.5%


   notes to financial statements (continued)
   4.    Cost of Investments
   The cost of investments at June 30, 2001, is:

   AUL American Series Fund:
     Equity                      $      9,276,376
     Money Market                       6,448,879
     Bond                               4,453,074
     Managed                            6,890,940
     Tactical Asset Allocation          2,836,564

   Fidelity:
     High Income                        5,374,584
     Growth                            33,030,279
     Overseas                           3,469,127
     Asset Manager                     22,431,704
     Index 500                         36,445,386
     Equity-Income                     13,185,588
     Contrafund                        23,916,418

   American Century:
     VP Capital Appreciation            1,792,304
     VP International                   8,329,976
   Alger:
     American Growth             $     52,275,464

   Calvert
     Social Mid Cap Growth              4,254,009

   T Rowe Price:
     Equity Income                     21,955,799

   PBHG:
     Growth II                          3,928,177
     Technology &
        Communications                 16,059,020

   5.    Mutual Fund Shares
   The mutual fund shares owned at June 30, 2001:
   AUL American Series Fund:
     Equity                               499,153
     Money Market                       6,449,959
     Bond                                 416,561
     Managed                              468,513
     Tactical Asset Allocation            220,051

   Fidelity:
     High Income                          507,915
     Growth                               782,197
     Overseas                             156,491
     Asset Manager                      1,332,088
     Index 500                            275,932
     Equity-Income                        542,428
     Contrafund                         1,016,968

   American Century:
     VP Capital Appreciation              188,326
     VP International                     829,007
         Alger:
     American Growth                    1,030,553

   Calvert:
     Social Mid Cap Growth                139,078

   T. Rowe Price:
     Equity Income                      1,141,413

   PBHG:
     Growth II                            146,859
     Technology &
        Communications                     357,209

   notes to financial statements (continued)
   6.    Net Assets
   Net Assets at June 30, 2001 are:

                                                AUL American Series Fund

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation

Proceeds from units sold    $ 16,744,108 $113,351,182  $20,263,339  $13,380,666  $ 6,333,501
Cost of units redeemed       (11,077,999)(108,103,514)(16,727,912)  (8,983,311)  (4,222,749)
Net investment income          3,447,401    1,202,290    1,061,226    2,557,579      581,966
Net realized gain (loss)         162,867           (0)    (143,580)     (63,994)     143,846
Unrealized appreciation
   (depreciation)                291,379           (0)      96,192       97,875       23,221

                            $  9,567,755 $  6,449,959  $ 4,549,266  $ 6,988,815  $ 2,859,785


                                                        Fidelity

                              High Income   Growth       Overseas   Asset Manager  Index 500

Proceeds from units sold    $ 11,965,305 $ 37,106,034  $ 5,486,701  $29,392,205  $55,162,100
Cost of units redeemed        (7,604,853) (17,822,138)  (3,277,859) (14,250,809) (27,157,673)
Net investment income (loss) 1,873,899     9,738,669    953,383      6,651,691    941,066
Net realized gain (loss)      (859,766)   4,007,714    306,901      638,616      7,499,894
Unrealized appreciation
   (depreciation)             (1,951,239) 4,182,863)  (1,029,437)  (2,996,539)  1,688,443

                            $  3,423,344 $ 28,847,417  $ 2,439,691  $19,435,165  $38,133,828


                                     Fidelity              American Century          Alger

                                                        VP Capital       VP        American
                             Equity-Income Contrafund   Appreciation International   Growth

Proceeds from units sold    $ 20,899,166 $ 33,198,046  $ 5,180,644  $13,333,515  $54,615,040
Cost of units redeemed       (12,583,364)(19,026,741)  (4,030,325)  (6,654,937) (25,478,839)
Net investment income          3,345,780    5,016,558      793,378      760,375   17,335,090
Net realized gain (loss)       1,524,006    4,728,556     (151,393)     891,023    5,804,172
Unrealized appreciation
   (depreciation)               (319,186)  (2,905,861)  (108,670)    (2,170,457)  (11,403,717)

                            $ 12,866,402 $ 21,010,558  $ 1,683,634  $ 6,159,519  $40,871,748


                                Calvert  T. Rowe Price           PBHG

                            Social Mid Cap                          Technology &
                                Growth    Equity Income   Growth II Communications

Proceeds from units sold    $  5,471,727 $ 40,323,114  $ 8,173,647  $23,622,710
Cost of units redeemed        (2,712,228) (26,246,280)  (5,215,619) (13,010,840)
Net investment income          1,078,728    4,898,887       (1,823)   1,088,460
Net realized gain (loss)         415,782    2,980,077      971,972    4,358,688
Unrealized appreciation
   (depreciation)               (141,459)  587,125      (1,905,925)  (10,490,136)

                            $  4,112,549 $ 22,542,923  $ 2,022,251  $ 5,568,883